Quarterly Report
March 31, 2025
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-Q1

Portfolio of Investments
3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.8%
Aerospace & Defense – 3.6%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)	$672,000	$678,199
Boeing Co., 5.805%, 5/01/2050	731,000	695,898
Bombardier, Inc., 7.5%, 2/01/2029 (n)	425,000	435,916
Bombardier, Inc., 8.75%, 11/15/2030 (n)	264,000	278,335
Bombardier, Inc., 7.25%, 7/01/2031 (n)	444,000	445,510
Bombardier, Inc., 7%, 6/01/2032 (n)	232,000	230,996
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	470,000	468,872
Moog, Inc., 4.25%, 12/15/2027 (n)	839,000	808,271
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	410,000	452,576
TransDigm, Inc., 5.5%, 11/15/2027	731,000	722,739
TransDigm, Inc., 6.75%, 8/15/2028 (n)	638,000	647,317
TransDigm, Inc., 4.625%, 1/15/2029	522,000	495,625
TransDigm, Inc., 6.375%, 3/01/2029 (n)	352,000	355,589
TransDigm, Inc., 6.875%, 12/15/2030 (n)	1,269,000	1,296,658
		$8,012,501
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.862% ((SOFR - 3mo. + 0.26161%) + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)	$1,531,874	$153
Automotive – 1.7%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)	$340,000	$318,343
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	1,302,000	1,157,612
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	563,000	548,641
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	776,000	590,082
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	590,000	464,511
Wabash National Corp., 4.5%, 10/15/2028 (n)	739,000	663,976
		$3,743,165
Broadcasting – 1.5%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$800,000	$822,052
Gray Media, Inc., 10.5%, 7/15/2029 (n)	269,000	280,258
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	741,000	705,661
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)	471,000	464,775
Univision Communications, Inc., 8%, 8/15/2028 (n)	397,000	398,240
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	749,000	731,878
		$3,402,864
Brokerage & Asset Managers – 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$845,000	$866,491
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	692,000	742,929
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	285,000	279,871
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	504,000	486,969
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	307,000	315,898
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	1,406,000	1,383,480
		$4,075,638
Building – 4.9%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$737,000	$675,859
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	680,000	697,924
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	279,000	262,319
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	592,000	361,120
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	279,000	232,097
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	812,000	662,737
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	1,065,000	996,344
Knife River Corp., 7.75%, 5/01/2031 (n)	765,000	796,498

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	$507,000	$431,761
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	220,000	218,048
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	838,000	753,230
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	494,000	477,471
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	270,000	271,421
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	1,004,000	973,157
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)	679,000	683,312
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	609,000	608,819
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	506,000	489,747
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	666,000	614,558
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	844,000	810,031
		$11,016,453
Business Services – 1.5%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$747,000	$700,695
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	436,000	427,130
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	561,000	548,232
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	576,000	550,656
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	474,000	469,432
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	621,000	625,931
		$3,322,076
Cable TV – 5.4%
Cable One, Inc., 4%, 11/15/2030 (n)	$872,000	$691,432
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	2,285,000	2,119,204
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	1,472,000	1,339,972
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	427,000	370,661
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	686,000	564,235
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	900,000	767,547
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	845,000	447,850
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	400,000	289,655
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	325,000	310,123
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	203,000	194,921
DISH DBS Corp., 7.75%, 7/01/2026	463,000	399,984
DISH DBS Corp., 5.125%, 6/01/2029	535,000	349,059
DISH Network Corp., 11.75%, 11/15/2027 (n)	452,000	475,991
EchoStar Corp., 10.75%, 11/30/2029	679,723	714,228
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	905,000	775,848
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	1,061,000	1,002,817
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	1,505,000	1,311,365
		$12,124,892
Chemicals – 2.0%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$733,000	$749,940
Chemours Co., 4.625%, 11/15/2029 (n)	973,000	830,510
Chemours Co., 8%, 1/15/2033 (n)	276,000	258,083
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	150,000	145,223
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	757,000	651,020
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	852,000	817,709
SNF Group SACA, 3.375%, 3/15/2030 (n)	1,041,000	919,272
		$4,371,757
Computer Software – 0.9%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$686,000	$674,789
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	815,000	828,635
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	652,000	565,708
		$2,069,132

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – 1.4%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		$428,000	$423,542
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)		418,000	421,042
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,168,000	1,159,165
Virtusa Corp., 7.125%, 12/15/2028 (n)		433,000	407,122
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		647,000	654,793
			$3,065,664
Conglomerates – 2.3%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$508,000	$505,305
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		257,000	242,703
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,408,000	1,314,809
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		397,000	423,814
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		901,000	901,399
Gates Corp., 6.875%, 7/01/2029 (n)		552,000	561,563
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		562,000	563,044
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		681,000	699,784
			$5,212,421
Construction – 1.1%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$536,000	$519,285
Empire Communities Corp., 9.75%, 5/01/2029 (n)		690,000	697,860
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		312,000	303,099
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		350,000	322,167
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		589,000	556,932
			$2,399,343
Consumer Products – 3.0%
Acushnet Co., 7.375%, 10/15/2028 (n)		$626,000	$647,944
Amer Sports Co., 6.75%, 2/16/2031 (n)		890,000	910,827
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		541,000	493,662
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		477,000	492,758
Newell Brands, Inc., 6.375%, 5/15/2030		745,000	724,760
Newell Brands, Inc., 6.625%, 5/15/2032		411,000	399,265
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	325,000	351,422
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$345,000	345,000
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		959,000	943,522
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		706,000	693,931
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		701,000	628,712
			$6,631,803
Consumer Services – 3.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$479,000	$480,526
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		465,000	427,326
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		308,000	311,927
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		804,000	706,112
Garda World Security Corp., 8.375%, 11/15/2032 (n)		740,000	727,575
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		993,000	919,866
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		690,000	670,034
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		261,000	213,380
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		617,000	461,191
Service Corp. International, 5.75%, 10/15/2032		735,000	722,311
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		737,000	668,320
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		140,000	142,155
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		632,000	626,390
			$7,077,113

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – 1.6%
Ball Corp., 6%, 6/15/2029	$331,000	$334,924
Ball Corp., 2.875%, 8/15/2030	1,083,000	943,962
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)	690,000	699,760
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032 (n)	196,000	197,356
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)	538,000	525,223
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	834,000	829,718
		$3,530,943
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$343,000	$307,589
Electronics – 0.7%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$412,000	$427,065
Entegris, Inc., 4.375%, 4/15/2028 (n)	352,000	337,644
Entegris, Inc., 3.625%, 5/01/2029 (n)	593,000	545,130
Entegris, Inc., 5.95%, 6/15/2030 (n)	196,000	195,003
		$1,504,842
Energy - Independent – 4.9%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$336,000	$334,239
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	428,000	441,690
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	234,000	241,411
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	540,000	554,550
CNX Resources Corp., 7.25%, 3/01/2032 (n)	544,000	553,177
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,061,000	1,037,701
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	756,000	803,343
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	758,000	768,083
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	755,000	753,608
Matador Resources Co., 6.875%, 4/15/2028 (n)	779,000	788,847
Matador Resources Co., 6.5%, 4/15/2032 (n)	294,000	291,364
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	802,000	791,504
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	469,000	479,598
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	290,000	288,853
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	909,000	935,646
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	343,000	358,496
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	774,000	720,531
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	681,000	662,049
		$10,804,690
Entertainment – 3.8%
Carnival Corp., 5.75%, 3/15/2030 (n)	$677,000	$674,275
Carnival Corp., 6.125%, 2/15/2033 (n)	340,000	335,046
Life Time, Inc., 6%, 11/15/2031 (n)	754,000	747,555
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	691,000	704,148
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	562,000	536,856
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	67,000	66,859
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	703,000	690,166
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	442,000	436,609
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	503,000	501,032
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	533,000	530,800
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	351,000	344,655
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	828,000	827,484
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	976,000	984,074
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	271,000	269,629
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	870,000	855,329
		$8,504,517

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 5.1%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$874,696	$850,642
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	1,046,000	1,042,629
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	335,000	354,647
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	525,000	517,191
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	512,000	510,607
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	616,000	625,572
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	788,000	772,333
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	504,000	526,358
FTAI Aviation Ltd., 7%, 6/15/2032 (n)	214,000	217,008
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	476,000	473,152
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	262,000	260,165
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	841,000	840,558
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	549,000	556,575
OneMain Finance Corp., 6.625%, 5/15/2029	675,000	676,262
OneMain Finance Corp., 5.375%, 11/15/2029	422,000	401,470
OneMain Finance Corp., 7.5%, 5/15/2031	254,000	258,468
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	1,015,000	1,008,656
SLM Corp., 6.5%, 1/31/2030	474,000	486,371
Truenoord Ltd., 8.75%, 3/01/2030 (n)	406,000	412,058
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	538,000	536,655
		$11,327,377
Food & Beverages – 3.4%
B&G Foods, Inc., 8%, 9/15/2028 (n)	$619,000	$621,938
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	589,000	605,163
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	447,000	461,512
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	448,000	460,380
Performance Food Group Co., 5.5%, 10/15/2027 (n)	881,000	872,582
Performance Food Group Co., 6.125%, 9/15/2032 (n)	464,000	461,198
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,078,000	1,006,705
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	309,000	304,230
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	1,103,000	1,055,549
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,126,000	1,085,247
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	184,000	178,998
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	536,000	496,699
		$7,610,201
Forest & Paper Products – 0.7%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$1,034,000	$1,036,358
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	545,000	577,060
		$1,613,418
Gaming & Lodging – 3.4%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$707,000	$708,030
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	1,376,000	1,345,907
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	1,385,000	1,339,404
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	689,000	603,903
Melco Resorts Finance Limited, 5.375%, 12/04/2029	1,102,000	1,010,579
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	1,145,000	1,093,552
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	407,000	391,531
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	816,000	783,075
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	212,000	219,390
		$7,495,371
Industrial – 1.1%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$540,000	$548,315
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,224,000	1,142,431
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	273,000	259,993

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – continued
Williams Scotsman, Inc., 4.625%, 8/15/2028 (n)	$483,000	$468,112
		$2,418,851
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$529,000	$543,508
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	611,000	585,457
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	489,000	472,636
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	582,000	583,780
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	1,019,000	1,000,336
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	345,000	347,629
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	491,000	462,870
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	978,000	991,052
Hub International Ltd., 5.625%, 12/01/2029 (n)	362,000	350,150
Hub International Ltd., 7.25%, 6/15/2030 (n)	978,000	1,007,346
Hub International Ltd., 7.375%, 1/31/2032 (n)	451,000	459,200
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	1,064,000	1,084,143
		$7,888,107
Interactive Media Services – 0.2%
Snap, Inc., 6.875%, 3/01/2033 (n)	$473,000	$472,964
Machinery & Tools – 1.0%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$494,000	$507,802
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,356,000	1,419,117
United Rentals North America, Inc., 6.125%, 3/15/2034 (n)	347,000	347,217
		$2,274,136
Medical & Health Technology & Services – 5.6%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$858,562
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	538,000	537,470
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	599,000	621,463
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,188,000	1,093,543
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	498,000	492,697
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	410,000	244,717
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	1,606,000	1,325,021
Concentra, Inc., 6.875%, 7/15/2032 (n)	727,000	739,727
Encompass Health Corp., 5.75%, 9/15/2025	94,000	93,837
Encompass Health Corp., 4.75%, 2/01/2030	803,000	772,544
Encompass Health Corp., 4.625%, 4/01/2031	286,000	268,043
IQVIA, Inc., 5%, 5/15/2027 (n)	1,045,000	1,030,148
IQVIA, Inc., 6.5%, 5/15/2030 (n)	400,000	407,108
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	436,000	460,025
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	447,000	485,938
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	274,000	261,371
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	558,000	551,797
Tenet Healthcare Corp., 6.125%, 10/01/2028	498,000	495,722
Tenet Healthcare Corp., 6.125%, 6/15/2030	1,132,000	1,126,766
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	675,000	673,054
		$12,539,553
Medical Equipment – 1.1%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$323,000	$340,086
Insulet Corp., 6.5%, 4/01/2033 (n)	469,000	476,719
Medline Borrower LP, 3.875%, 4/01/2029 (n)	363,000	339,308
Medline Borrower LP, 5.25%, 10/01/2029 (n)	903,000	866,495
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	509,000	515,479
		$2,538,087

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 2.4%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$749,000	$704,041
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)		474,000	454,835
FMG Resources Ltd., 4.375%, 4/01/2031 (n)		1,977,000	1,785,256
Novelis, Inc., 4.75%, 1/30/2030 (n)		778,000	725,411
Novelis, Inc., 6.875%, 1/30/2030 (n)		399,000	404,645
Novelis, Inc., 3.875%, 8/15/2031 (n)		403,000	350,371
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		357,212	242,198
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)		673,000	687,113
			$5,353,870
Midstream – 6.6%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$409,000	$414,278
Buckeye Partners LP, 5.85%, 11/15/2043		203,000	179,479
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		827,000	856,646
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		760,000	715,262
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		987,000	907,850
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		669,000	690,700
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		715,000	707,553
NFE Financing LLC, 12%, 11/15/2029 (n)		475,806	401,051
NuStar Logistics LP, 6.375%, 10/01/2030		766,000	774,438
Prairie Acquiror LP, 9%, 8/01/2029 (n)		604,000	614,805
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		260,000	264,354
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		680,000	663,831
Sunoco LP, 7.25%, 5/01/2032 (n)		786,000	811,759
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		1,112,000	1,082,291
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		386,000	387,923
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		407,000	409,996
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		734,000	679,467
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		750,000	681,450
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		582,000	594,706
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		681,000	730,244
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		277,000	272,897
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		1,020,000	1,034,567
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		862,000	818,028
			$14,693,575
Network & Telecom – 1.3%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$325,000	$237,732
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		897,000	901,510
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		827,000	837,035
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	165,000	179,221
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		334,000	380,100
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$273,000	277,943
			$2,813,541
Oil Services – 1.1%
Archrock Partners LP, 6.625%, 9/01/2032 (n)		$617,000	$619,423
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		768,000	666,848
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		770,000	783,143
Valaris Ltd., 8.375%, 4/30/2030 (n)		349,000	349,401
			$2,418,815
Pharmaceuticals – 1.2%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$522,000	$518,796
1375209 B.C. Ltd., 9%, 1/30/2028 (n)		358,000	357,723
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		532,000	429,590
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		304,000	180,120
Grifols S.A., 3.875%, 10/15/2028	EUR	344,000	342,176

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pharmaceuticals – continued
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$789,000	$737,363
			$2,565,768
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$852,000	$809,730
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		230,000	237,087
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		323,000	328,861
			$1,375,678
Precious Metals & Minerals – 1.0%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$278,000	$263,730
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		814,000	801,980
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		740,000	722,604
New Gold, Inc., 6.875%, 4/01/2032 (n)		403,000	407,020
			$2,195,334
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$264,000	$238,526
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		406,000	413,590
			$652,116
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$690,000	$643,994
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		1,141,000	1,168,350
XHR LP, REIT, 4.875%, 6/01/2029 (n)		850,000	796,194
			$2,608,538
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$498,000	$501,144
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		508,000	459,748
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		774,000	669,198
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		348,000	344,496
			$1,974,586
Retailers – 2.2%
L Brands, Inc., 6.625%, 10/01/2030 (n)		$891,000	$903,425
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		668,000	648,022
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		483,000	457,138
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	450,000	407,515
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,244,000	1,167,476
Parkland Corp., 6.625%, 8/15/2032 (n)		142,000	141,919
Penske Automotive Group Co., 3.75%, 6/15/2029		882,000	807,400
Saks Global Enterprises, 11%, 12/15/2029 (n)		342,000	277,054
			$4,809,949
Specialty Stores – 1.2%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$244,934	$252,190
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		879,103	976,693
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		402,000	275,972
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		451,000	239,249
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		1,025,000	941,339
			$2,685,443
Supermarkets – 0.7%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$541,000	$546,271
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		932,000	958,661
			$1,504,932

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – 1.4%
Altice France S.A., 5.5%, 1/15/2028 (n)		$681,000	$544,096
Altice France S.A., 5.125%, 7/15/2029 (n)		270,000	211,500
SBA Communications Corp., 3.875%, 2/15/2027		488,000	474,565
SBA Communications Corp., 3.125%, 2/01/2029		1,106,000	1,009,399
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	100,000	114,077
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$731,000	774,220
			$3,127,857
Telephone Services – 0.5%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$407,776	$454,483
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		441,757	333,438
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		404,000	362,872
			$1,150,793
Tobacco – 0.3%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$538,000	$560,415
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	613,000	$647,840
Utilities - Electric Power – 3.1%
Calpine Corp., 4.5%, 2/15/2028 (n)		$774,000	$750,351
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		1,543,000	1,355,555
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		264,000	226,195
PG&E Corp., 5.25%, 7/01/2030		1,182,000	1,134,711
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		341,000	335,153
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		256,000	254,514
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		1,189,000	1,150,762
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		478,000	443,952
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		432,000	402,525
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		615,000	604,989
XPLR Infrastructure Operating Partners, LP, 8.375%, 1/15/2031 (n)		152,000	149,475
XPLR Infrastructure Operating Partners, LP, 8.625%, 3/15/2033 (n)		157,000	152,745
			$6,960,927
Total Bonds			$215,455,598
Exchange-Traded Funds – 1.0%
Fixed Income ETFs – 1.0%
Invesco Senior Loan Fund ETF (l)		108,587	$2,247,751
Common Stocks – 0.3%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)		1,115	$304,696
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)		7,661	$277,711
Total Common Stocks			$582,407
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	11,113	$4,235

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	2,328,163	$2,328,396
Collateral for Securities Loaned – 0.9%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j)	2,076,125	$2,076,125

Other Assets, Less Liabilities – (0.1)%		(120,131)
Net Assets – 100.0%		$222,574,381
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,328,396 and $220,366,116, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $193,841,980, representing 87.1% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 3/31/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	317,897	USD	332,421	Barclays Bank PLC	4/16/2025	$11,577
GBP	77,008	USD	93,790	Citibank N.A.	4/16/2025	5,682
						$17,259
Liability Derivatives
USD	318,057	EUR	307,462	Barclays Bank PLC	4/16/2025	$(14,650)
USD	603,376	EUR	584,018	Deutsche Bank AG	4/16/2025	(28,593)
USD	603,405	EUR	584,018	HSBC Bank	4/16/2025	(28,565)
USD	943,854	EUR	909,096	State Street Corp.	4/16/2025	(39,884)
USD	95,982	GBP	77,008	Deutsche Bank AG	4/16/2025	(3,490)
						$(115,182)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Funds traded on a recognized securities exchange (such as Exchange Traded Funds or Closed End Funds) are generally valued at the official closing price on their primary market or exchange as provided by a third-party pricing service. If no sales are reported that day for these funds, generally they will be valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$304,696	$304,696
Luxembourg	—	277,711	—	277,711
United Kingdom	—	4,235	—	4,235
U.S. Corporate Bonds	—	183,206,142	—	183,206,142
Commercial Mortgage-Backed Securities	—	153	—	153
Foreign Bonds	—	32,249,303	—	32,249,303
Investment Companies	6,652,272	—	—	6,652,272
Total	$6,652,272	$215,737,544	$304,696	$222,694,512
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$17,259	$—	$17,259
Forward Foreign Currency Exchange Contracts – Liabilities	—	(115,182)	—	(115,182)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/24	$253,741
Change in unrealized appreciation or depreciation	50,955
Balance as of 3/31/25	$304,696
At March 31, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,658,482	$12,532,539	$12,862,297	$(174)	$(154)	$2,328,396
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$36,767	$—